Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventories other than work in progress
Inventories stated at net realizable value	$ 368	$ 214
Current Inventories [member]
Disclosure of inventories [line items]
Prepayments	115	92
Raw materials and consumables	3,072	2,499
Work in progress	451	439
Finished goods	1,537	1,256
Goods purchased for resale	224	197
Inventories	$ 5,399	$ 4,482